Geographic areas and major customers (Tables)	12 Months Ended
Dec. 31, 2022
Geographic areas and major customers [Abstract]
Schedule of Sales by Geographic Region
	Year ended December 31
	2020	2021	2022
	US$ thousands

USA	64,503	88,556	107,908
North America - other	639	964	836
Israel	12,362	9,936	13,586
Europe	23,208	19,383	20,715
Asia-Pacific	6,686	9,621	7,537

	107,398	128,460	150,582

Schedule of Sales to Single Customers Exceeding 10% of Sales
	Year ended December 31
	2020	2021	2022
	US$ thousands

Customer "A"	12,278	19,184	22,926
Customer "B"	13,468	7,788	8,519
Customer "C"	13,328	7,689	5,965

Schedule of Locations of Company's Long Lived Assets - Property, Plant and Equipment
	Year ended December 31
	2021	2022
	US$ thousands

North America	1,014	827
Europe	340	224
Israel	11,987	11,878

	13,341	12,929